Fair Value Measurements - Schedule of Company’s Assets and Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Level 1 [Member]
Schedule of Company’s Assets and Liabilities [Line Items]
Investments held in Trust Account – U.S. Treasury Securities	$ 259,730,180	$ 251,756,198